Fair value measurement - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-term investments	¥ 0	¥ 1,000	¥ 0
Impairment on acquired intangible assets and fixed assets	0	0	¥ 0
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, measured at fair value	0	0
Financial liabilities, measured at fair value	¥ 0	¥ 0